Note 21 Condensed balance sheets of companies sold in the USA subsidiary (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed balance sheets of companies sold in the USA subsidiary [Line Items]
Cash and cash equivalents	€ 67,799	€ 65,520	€ 44,303
Current financial assets at fair value through profit or loss, classified as held for trading	123,493	105,878	99,469
Financial assets at fair value through profit or loss, mandatorily measured at fair value	6,086	5,198	5,557
Financial assets at fair value through other comprehensive income	60,421	69,440	61,183
Financial assets at amortised cost	372,676	367,668	439,162
Derivative financial assets held for hedging	1,805	1,991	1,729
Tangible assets	7,298	7,823	10,068	€ 7,229
Intangible assets and goodwill	2,197	2,345	6,966
Tax assets	15,850	16,526	17,083
Other assets	1,934	2,513	3,800
Non-current assets or disposal groups classified as held for sale	1,061	85,987	3,079
Assets	662,885	733,797	695,471
Current financial liabilities at fair value through profit or loss, classified as held for trading	91,135	84,109	86,414
Financial liabilities at amortised cost	487,893	490,606	516,641
Derivative financial liabilities held for hedging	2,626	2,318	2,233
Provisions	5,889	6,141	6,538
Tax liabilities	2,413	2,355	2,808
Other liabilities	3,621	2,802	3,742
Liabilities	614,125	683,777	640,546
Actuarial gains or losses on defined benefit pension plans	(998)	(1,474)	(1,498)
Hedge of net investments in foreign operations effective portion	(146)	(62)	(896)
Foreign currency translation	(14,988)	(14,185)	(9,147)
Hedging derivatives. Cash flow hedges effective portion	(533)	10	(44)
Accumulated other comprehensive income	(16,476)	(14,356)	(10,226)
Sold USA subsidiary [Member]
Condensed balance sheets of companies sold in the USA subsidiary [Line Items]
Cash and cash equivalents	0	11,368	5,678
Current financial assets at fair value through profit or loss, classified as held for trading	0	821	513
Financial assets at fair value through profit or loss, mandatorily measured at fair value	0	13	18
Financial assets at fair value through other comprehensive income	0	4,974	6,834
Financial assets at amortised cost	0	61,558	62,860
Derivative financial assets held for hedging	0	9	10
Tangible assets	0	799	900
Intangible assets and goodwill	0	1,949	4,183
Tax assets	0	360	263
Other assets	0	1,390	1,463
Non-current assets or disposal groups classified as held for sale	0	16	31
Assets	0	83,257	82,751
Current financial liabilities at fair value through profit or loss, classified as held for trading	0	98	94
Financial liabilities at amortised cost	0	73,132	70,438
Derivative financial liabilities held for hedging	0	2	11
Provisions	0	157	186
Tax liabilities	0	201	87
Other liabilities	0	492	464
Liabilities	0	74,082	71,279
Actuarial gains or losses on defined benefit pension plans	0	(66)	(80)
Hedge of net investments in foreign operations effective portion	0	(432)	(432)
Foreign currency translation	0	801	1,576
Hedging derivatives. Cash flow hedges effective portion	0	250	81
Fair value changes of debt instruments measured at fair value through other comprehensive income	0	70	(11)
Accumulated other comprehensive income	€ 0	€ 622	€ 1,134